Stock-Based Compensation - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12,618	$ 12,671	$ 37,487	$ 35,582	$ 48,518	$ 37,887	$ 27,033
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	881	847	2,615	2,415	3,245	3,064	2,675
Product development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,931	3,485	10,769	9,589	13,174	9,515	5,642
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,152	2,763	9,003	7,868	10,805	8,488	6,629
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 4,654	$ 5,576	$ 15,100	$ 15,710	$ 21,294	$ 16,820	$ 12,087